Trade and other payables - Summary of Detailed Information About Trade and Other Payables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Trade payables, current	$ 28,140	$ 29,767
Other payables, current	10,621	9,838
Sales taxes, excise duties and similar levies, current	2,861	3,439
Amounts due to joint ventures and associates, current	5,225	6,410
Accruals and deferred income, current	10,923	11,239
Total, current	57,770	60,693
Trade payables, non-current	0	0
Other payables, non-current	4,061	2,990
Sales taxes, excises duties and similar duties, non-current	0	0
Amounts due to joint ventures and associates, non-current	133	67
Accruals and deferred income, non-current	269	233
Total, non-current	4,463	3,290
Emissions instruments
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Other payables, current	4,605	3,518	$ 3,853
Other payables, non-current	716	417	193
Obligation under both environmental schemes	$ 5,321	$ 3,935	$ 4,046